TAXES ON INCOME (Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Operating loss carryforward	$ 11,833	$ 12,309
Reserves and allowances	1,025	1,216
Total deferred tax asset before valuation allowance	12,858	13,525
Valuation allowance	(12,644)	(13,272)
Deferred tax assets	214	253
Deferred tax liabilities	(168)	(181)
Deferred taxes	$ 46	$ 72